Equity Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2013
Equity Incentive Plan [Abstract]
Schedule of non-vested shares and weighted average grant date fair value
	Non-vested Stock	Weighted Average Grant Date Market Price
January 1, 2013	995,152	10.44
Awarded	665,000	6.30
Vested	(95,271	)9.04
Forfeited	(4,379	)7.31
June 30, 2013	1,560,502	8.77

Schedule of unrecognized compensation cost
Amount
July 1 to December 31, 2013	2,481
2014	2,750
2015	1,163
2016	321
6,715